OTHER RECEIVABLES AND PREPAID EXPENSES (Schedule of Other Receivables and Prepaid Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Other Accounts Receivables Abstract
Government authorities	$ 226	$ 284
Grant receivables	88	63
Patent cost reimbursement	0	6
Prepaid expenses	909	995
Restricted cash	0	32
Suppliers advances	1,617	0
Other	133	102
Other receivables	$ 2,973	$ 1,482